Federal Income Tax Status - Additional Information (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Tax Status [Line Items]
Tax determination letter, date	Apr. 09, 2018
Tax determination letter, obtained	true
(Asset) liability for uncertain tax positions	$ 0